Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Principal Accounting Policies
Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Cash and cash equivalents	296,973,789	590,606,072	85,064,968
Short-term investments	33,515,632	5,210,000	750,396
Accounts receivable, net of allowance for doubtful accounts	2,756,170	2,217,032	319,319
Trade and other receivables	15,136,608	17,115,966	2,465,212
Amounts due from related parties	9,341,290	18,600,587	2,679,042
Deferred tax assets	40,634,183	54,514,909	7,851,780
Other current assets	5,187,146	4,799,791	691,314
Investments at cost method	40,450,000	50,450,000	7,266,311
Long-term prepayments	—	1,159,664	167,026
Advance prepayment for acquisition	17,328,600	—	—
Investment in affiliates	34,075,229	65,324,060	9,408,622
Property and equipment, net	9,384,843	9,270,856	1,335,281
Deferred tax assets— non-current	8,073,577	3,818,230	549,940

Total assets	512,857,067	823,087,167	118,549,211

Accrued payroll and welfare expenses	28,071,443	13,202,322	1,901,530
Income tax payable	61,723,954	88,720,024	12,778,341
Other tax payable	19,108,658	30,650,996	4,414,662
Dividend payable	7,499,998	10,160,503	1,463,417
Deferred revenue — current from related parties	78,206,048	117,167,110	16,875,574
Deferred revenue — current	49,773,048	36,098,862	5,199,318
Amount due to related parties-current	—	1,435,700	206,784
Other current liabilities	2,106,219	1,737,863	250,304
Non-current uncertain tax position liabilities	5,372,253	5,938,816	855,367
Deferred revenue — non-current from related parties	28,732,803	74,798,150	10,773,174
Deferred revenue — non-current	3,561,506	5,583,565	804,201

Total liabilities	284,155,930	385,493,911	55,522,672

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Net revenues	26,924,259	240,154,536	732,980,901	105,571,209
Third party	17,974,372	80,417,496	98,500,261	14,186,989
Related party	8,949,887	159,737,040	634,480,640	91,384,220
Operating cost and expenses	24,552,150	166,671,341	403,582,170	58,127,923
Net income attributable to Jupai shareholders	9,108,671	49,097,295	131,718,076	18,971,349
Cash flows generated from operating activities:	61,721,334	231,200,063	277,276,364	39,936,103
Cash flows generated from/(used in) investing activities:	19,737,239	(30,079,891)	15,580,919	2,244,119
Cash flows generated from/(used in) financing activities:	194,790	(1,080,093)	775,000	111,623

Schedule of maximum exposure to loss associated with non-consolidated VIE

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Accounts receivable	5,280,000	39,258,288	5,654,369
Investments	15,050,001	37,264,623	5,367,222
Maximum exposure to loss in non-consolidated VIEs	20,330,001	76,522,911	11,021,591

Schedule of estimated useful lives of property and equipment
Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years